Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
June 30, 2022
Z15-NPRT1-0822
1.9884234.105
Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	64,208	676,115
Fidelity Series Commodity Strategy Fund (a)	51,610	249,278
Fidelity Series Large Cap Growth Index Fund (a)	31,334	433,348
Fidelity Series Large Cap Stock Fund (a)	29,141	477,045
Fidelity Series Large Cap Value Index Fund (a)	67,797	913,908
Fidelity Series Small Cap Opportunities Fund (a)	20,263	228,973
Fidelity Series Value Discovery Fund (a)	23,331	340,160
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,516,844)		3,318,827

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	19,292	257,351
Fidelity Series Emerging Markets Fund (a)	18,487	152,332
Fidelity Series Emerging Markets Opportunities Fund (a)	83,848	1,371,747
Fidelity Series International Growth Fund (a)	38,680	541,130
Fidelity Series International Index Fund (a)	22,819	226,132
Fidelity Series International Small Cap Fund (a)	10,853	162,788
Fidelity Series International Value Fund (a)	55,642	533,605
Fidelity Series Overseas Fund (a)	51,710	540,367
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,970,879)		3,785,452

Bond Funds - 55.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	127,983	1,268,311
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	119,012	1,023,504
Fidelity Series Corporate Bond Fund (a)	114,205	1,057,541
Fidelity Series Emerging Markets Debt Fund (a)	12,153	88,476
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,570	29,629
Fidelity Series Floating Rate High Income Fund (a)	1,983	17,174
Fidelity Series Government Bond Index Fund (a)	163,006	1,561,593
Fidelity Series High Income Fund (a)	11,412	92,094
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series International Developed Markets Bond Index Fund (a)	78,589	693,940
Fidelity Series Investment Grade Bond Fund (a)	156,278	1,606,533
Fidelity Series Investment Grade Securitized Fund (a)	121,732	1,130,892
Fidelity Series Long-Term Treasury Bond Index Fund (a)	129,429	861,998
Fidelity Series Real Estate Income Fund (a)	5,523	57,159
TOTAL BOND FUNDS (Cost $9,591,053)		9,488,900

Short-Term Funds - 3.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	111,678	111,678
Fidelity Series Short-Term Credit Fund (a)	11,603	111,625
Fidelity Series Treasury Bill Index Fund (a)	33,532	334,653
TOTAL SHORT-TERM FUNDS (Cost $558,322)		557,956

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,637,098)	17,151,135
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	17,151,135

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,607	1,321,174	44,677	-	(543)	(17,250)	1,268,311
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,300	1,087,374	26,556	-	(1,713)	(43,901)	1,023,504
Fidelity Series Blue Chip Growth Fund	6,799	740,999	21,797	-	(2,601)	(47,285)	676,115
Fidelity Series Canada Fund	2,683	279,883	5,454	-	(128)	(19,633)	257,351
Fidelity Series Commodity Strategy Fund	2,518	285,397	4,509	-	(20)	(34,108)	249,278
Fidelity Series Corporate Bond Fund	10,953	1,113,267	48,282	2,145	(2,748)	(15,649)	1,057,541
Fidelity Series Emerging Markets Debt Fund	875	93,799	1,494	296	(173)	(4,531)	88,476
Fidelity Series Emerging Markets Debt Local Currency Fund	285	30,501	489	-	(36)	(632)	29,629
Fidelity Series Emerging Markets Fund	1,467	158,711	2,535	-	(114)	(5,197)	152,332
Fidelity Series Emerging Markets Opportunities Fund	13,222	1,433,459	22,981	-	(1,471)	(50,482)	1,371,747
Fidelity Series Floating Rate High Income Fund	172	17,842	297	51	(7)	(536)	17,174
Fidelity Series Government Bond Index Fund	15,320	1,617,016	73,111	1,557	(2,690)	5,058	1,561,593
Fidelity Series Government Money Market Fund 1.18%	1,928	127,778	18,028	74	-	-	111,678
Fidelity Series High Income Fund	1,020	99,592	3,287	317	(139)	(5,092)	92,094
Fidelity Series Inflation-Protected Bond Index Fund	2,274	24,097	26,249	27	(24)	(98)	-
Fidelity Series International Credit Fund	62	1	-	-	-	(7)	56
Fidelity Series International Developed Markets Bond Index Fund	5,364	719,109	30,274	2	(1,240)	981	693,940
Fidelity Series International Growth Fund	5,379	572,650	12,977	-	(952)	(22,970)	541,130
Fidelity Series International Index Fund	2,277	239,608	3,839	-	(236)	(11,678)	226,132
Fidelity Series International Small Cap Fund	1,682	177,200	5,629	-	(495)	(9,970)	162,788
Fidelity Series International Value Fund	5,454	580,788	12,802	-	(774)	(39,061)	533,605
Fidelity Series Investment Grade Bond Fund	16,115	1,677,020	73,425	2,757	(2,971)	(10,206)	1,606,533
Fidelity Series Investment Grade Securitized Fund	11,291	1,176,377	50,411	1,363	(2,215)	(4,150)	1,130,892
Fidelity Series Large Cap Growth Index Fund	4,286	467,699	19,499	2,745	(1,506)	(17,632)	433,348
Fidelity Series Large Cap Stock Fund	4,780	522,807	19,765	-	(1,488)	(29,289)	477,045
Fidelity Series Large Cap Value Index Fund	9,158	996,944	41,703	-	(3,342)	(47,149)	913,908
Fidelity Series Long-Term Treasury Bond Index Fund	7,061	884,930	27,527	1,353	(2,518)	52	861,998
Fidelity Series Overseas Fund	5,427	574,557	10,921	-	(784)	(27,912)	540,367
Fidelity Series Real Estate Income Fund	622	59,753	1,142	159	(41)	(2,033)	57,159
Fidelity Series Short-Term Credit Fund	1,932	128,475	18,396	129	(131)	(255)	111,625
Fidelity Series Small Cap Opportunities Fund	2,301	249,861	6,763	-	(475)	(15,951)	228,973
Fidelity Series Treasury Bill Index Fund	5,785	386,287	57,330	253	(26)	(63)	334,653
Fidelity Series Value Discovery Fund	3,384	366,201	16,203	-	(1,301)	(11,921)	340,160
	169,783	18,211,156	708,352	13,228	(32,902)	(488,550)	17,151,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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